Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 114	$ 78
Deferred tax liabilities		3,101	3,506
(Credited)/charged to the income statement	[1]	(320)	177	$ (988)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		(507)	(876)
Deferred tax liabilities		5,296	5,284
(Credited)/charged to the income statement		(322)	211	(896)
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		41	35
Deferred tax liabilities		(541)	(477)
(Credited)/charged to the income statement		(65)	(78)	6
Closure and rehabilitations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		221	195
Deferred tax liabilities		(2,111)	(1,826)
(Credited)/charged to the income statement		(311)	(96)	(29)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		39	47
Deferred tax liabilities		(180)	(202)
(Credited)/charged to the income statement		29	2	23
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(16)	(9)
(Credited)/charged to the income statement		(8)	14	(9)
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		(38)	(31)
Deferred tax liabilities		588	551
(Credited)/charged to the income statement		44	5	(148)
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		281	281
Deferred tax liabilities		660	516
(Credited)/charged to the income statement		143	96	(6)
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		(21)	(14)
Deferred tax liabilities		32	85
(Credited)/charged to the income statement		(45)	9	(115)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		88	491
Deferred tax liabilities		(32)	(38)
(Credited)/charged to the income statement		409	(80)	40
Lease liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		35	23
Deferred tax liabilities		(749)	(735)
(Credited)/charged to the income statement		(25)	(19)	45
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		(25)	(73)
Deferred tax liabilities		154	357
(Credited)/charged to the income statement		$ (169)	$ 113	$ 101

[1]	Includes US$1,125 million income tax credit in the year ended 30 June 2024 as a result of an impairment of Western Australia Nickel Assets.